CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Parent	Parent Cumulative Effect, Period of Adoption, Adjustment	Parent Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	AOCI Attributable to Parent	AOCI Attributable to Parent Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling Interest	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjusted Balance
Common shares, outstanding (in shares), beginning balance at Dec. 31, 2019							10,000,000	10,000,000
Beginning balance at Dec. 31, 2019	$ 1,793	$ (143)	$ 1,650	$ 1,642	$ (143)	$ 1,499			$ 3,496	$ 3,496	$ (13)	$ (13)	$ (1,851)	$ (143)	$ (1,994)	$ 151	$ 151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase option on non-controlling interest	11															11
Share-based compensation charge	2			2					2
Net loss	(1,747)			(1,745)									(1,745)			(2)
Other comprehensive loss	(22)			(22)							(22)
Fair Value adjustment AOD Redeemable NCI	30			30									30
Common shares, outstanding (in shares), ending balance at Jun. 30, 2020							10,000,000
Ending balance at Jun. 30, 2020	$ (98)			(236)					3,498		(35)		(3,709)			138
Common shares, outstanding (in shares), beginning balance at Dec. 31, 2020	100,384,435						10,000,000
Beginning balance at Dec. 31, 2020	$ (3,140)			(3,140)					3,504		(26)		(6,628)			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(605)			(605)									(605)
Other comprehensive loss	$ 5			5							5
Common shares, outstanding (in shares), ending balance at Jun. 30, 2021	100,384,435						10,000,000
Ending balance at Jun. 30, 2021	$ (3,740)			$ (3,740)					$ 3,504		$ (21)		$ (7,233)			$ 0